Summary of significant accounting policies (Details)	6 Months Ended
Mar. 31, 2026
Properties [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipmment useful life	30 years
Automobiles [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipmment useful life	10 years
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipmment useful life	Over shorter of the lease term and the remining useful life